Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted	$ (0.06)	$ (0.02)	$ (0.12)	$ 0.01	$ (0.04)	$ 0.06
Diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000